Schedule of Employed and Non Employed Employment Benefits (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪) Integer	Dec. 31, 2023 ILS (₪) Integer	Dec. 31, 2022 ILS (₪) Integer
Employed [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	4	4	4
Employee benefits expense | ₪	₪ 4,103	₪ 4,755	₪ 9,235
Employed [member] | Short-term employee benefits [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	4	4	4
Employee benefits expense | ₪	₪ 1,807	₪ 2,628	₪ 2,198
Employed [member] | Management fees [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	1	1	1
Employee benefits expense | ₪	₪ 759	₪ 781	₪ 675
Employed [member] | Share-based payment [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	4	4	4
Employee benefits expense | ₪	₪ 1,537	₪ 1,346	₪ 6,362
Non employed [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	4	4	4
Employee benefits expense | ₪	₪ 599	₪ 518	₪ 753
Non employed [member] | Management fees [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	4	4	4
Employee benefits expense | ₪	₪ 556	₪ 518	₪ 739
Non employed [member] | Share-based payment [member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	4	3	3
Employee benefits expense | ₪	₪ 43	₪ 0	₪ 14